LEASES (Tables)	9 Months Ended
Sep. 30, 2021
Leases
Schedule of operating leases

Operating leases	September 30, 2021

Assets
ROU operating lease assets	$1,476,771

Liabilities
Current portion of operating lease	$575,446
Operating lease, net of current portion	$1,592,880
Total operating lease liabilities	$2,168,326

Schedule of future minimum operating lease payments

2021	82,394
2022	330,171
2023	324,910
2024	279,112
2025 and later	842,673
Total lease payments	1,859,260
Less imputed interest	(391,127)
Total lease obligations	1,468,133
Less current obligations	(330,171)
Long-term lease obligations	$1,137,962